Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and diluted net income (loss) per share
Basic and diluted net income (loss) per share of Class A common stock is presented below:

(In millions, except per share amounts)	2017	2016
Net income (loss)	$(391)	$185
Less: Net income (loss) attributable to GE O&G pre-merger	42	254
Less: Net loss attributable to noncontrolling interests	(330)	(69)
Net loss attributable to BHGE	$(103)	$—

Weighted average shares outstanding:
Class A basic & diluted	427
Net loss per share attributable to common stockholders:
Class A basic & diluted	$(0.24)